Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000089998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000089998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000089998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000089998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000089998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089998 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000089998 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000089997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000089997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000089997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000089997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000089997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089997 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000089997 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089997 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000150375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000150375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000150375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000150375 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000150375 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150375 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000150374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000150374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000150374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000150374 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000150374 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150374 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176395 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000176395 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000176395 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176395 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000176395 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176395 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176395 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176395 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176396 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000176396 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000176396 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176396 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000176396 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176396 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176396 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176396 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000194993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000194993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000194993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000194993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000194993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194993 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000194994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000194994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000194994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000194994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000194994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194994 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000227429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000227429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000227429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227429 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227429 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000217916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000217916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000217916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000217916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000217916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217916 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000226510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000226510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000226510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000226510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000226510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226510 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000226510 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000236764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000236764 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236764 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000236764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236764 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000243194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000243194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243194 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000243194 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000243194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243194 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243194 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243192 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000243192 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243192 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000243192 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243192 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000243192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243192 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243192 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243192 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000243193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243193 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000243193 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000243193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243193 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243193 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000246957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000246957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246957 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000246957 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246957 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000258187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000258187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000258187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258187 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000258187 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000258187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000258187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000258187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258187 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000258188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000258188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000258188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000258188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258188 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000258188 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000258188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000258188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000258188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000258188 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)